Acquisitions and Dispositions (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended					15 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2009 Hewitt Associates, Inc (Hewitt)	Dec. 31, 2011 Hewitt Associates, Inc (Hewitt)
Operating income loss
Revenue	$ 2,994	$ 2,723	$ 2,811	$ 2,759	$ 2,909	$ 1,801	$ 1,898	$ 1,904	$ 11,287	$ 8,512	$ 7,595			$ 791
Operating Income	435	341	434	396	422	263	268	273	1,606	1,226	1,021			23
Amortization expense on intangible assets									362	154	93			37
Acquisition and transaction costs, pre-tax														18
Restructuring expenses, pre-tax														52
Pro Forma Impact of the Transaction
Revenue												10,831	10,669
Net income attributable to Aon stockholders												736	758
Earnings per Share:
Basic (in dollars per share)												$ 2.17	$ 2.20
Diluted (in dollars per share)												$ 2.14	$ 2.15
Elimination of Hewitt's historical intangible asset amortization expense												16	20
Additional amortization expense related to the fair value of intangible assets acquired												293	218
Additional interest expense associated with the incremental debt issued by the entity to partially finance the acquisition												43	77
Elimination of deferred revenues												21	28
Elimination of deferred costs												16	22
Additional expense related to unfavorable lease obligations												15	15
Elimination of Hewitt's equity based compensation expense												46	54
Elimination of acquisition related costs												$ 49
Combined statutory federal and state tax rate												38.00%	38.00%